Inventories - Schedule of Inventories (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)
Classes of current inventories [abstract]
Stores and spare parts	₨ 613		₨ 677
Finished and traded goods	1,252		3,274
Inventories	₨ 1,865	$ 25	₨ 3,951